SHARE-BASED COMPENSATION (Details) - $ / shares shares in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Number of options
Outstanding at beginning of period	1,088,737
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	43,392
Forfeited	(55,234)
Outstanding at end of period	1,076,895	1,088,737
Exercisable at end of period	364,046
Weighted average exercise price
Outstanding at beginning of period	$ 4.76
Granted	1.99
Forfeited	10.26
Outstanding at end of period	4.37	$ 4.76
Exercisable at end of period	$ 11.17
Weighted average remaining contractual life
Outstanding at end of period	8 years 3 months 25 days	8 years 8 months 26 days
Exercisable at end of period	6 years 9 months 7 days
Restricted Stock Units (RSUs) [Member]
Number of options
Outstanding at beginning of period	72,599
Granted	0
Vested	(29,776)
Forfeited	(399)
Outstanding at end of period	42,424	72,599